Sale of investment - Narrative (Details) - Cummins Westport, Inc. - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of investment	$ 22,200	$ 31,445
Proceeds from sale of intellectual property	20,000
Proceeds received net of holdback	31,445
Purchase agreement holdback	$ 10,800